UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21321
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Pioneer Municipal High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 1, 2012 to June 30, 2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., President

Date  August 20, 2013
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 ===================== Pioneer Municipal High Income Trust ======================

ILLINOIS FIN AUTH REV

Ticker:                      Security ID:  45200BZL5
Meeting Date: OCT 17, 2012   Meeting Type: Written Consent
Record Date:  SEP 06, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management

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ILLINOIS FIN AUTH REV

Ticker:                      Security ID:  45200BZM3
Meeting Date: OCT 17, 2012   Meeting Type: Written Consent
Record Date:  SEP 06, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management

========== END NPX REPORT